SCHEDULE OF FUTURE LEASE COMMITMENTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
2024	$ 123,438
2025	20,733
Total Lease Payments	144,171
Less: imputed interest	(4,124)
Present value of lease liabilities	140,047
Lease liabilities - Current	119,434	$ 107,467
Lease liabilities – Non current	$ 20,613	$ 144,163